OPERATING LEASES AND COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES AND COMMITMENTS
Operating lease rou, beginning balance	$ 0	$ 0	$ 158
Adjustments office lease	0	0	0
Accumulated amortization	0	0	(158)
Operating lease rou, ending balance	$ 0	$ 0	$ 0